Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31, 2014	December 31, 2013
Cash on hand and at banks	$ 79,103	$ 35,079
Short term deposits and highly liquid funds	20,392	267
Total cash and cash equivalents	$ 99,495	$ 35,346